INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Russian Federation, Dutch and other national tax laws.

Yandex N.V. is incorporated in the Netherlands, and its taxable profits are subject to income tax at the rate of 25% in the years ended December 31, 2020 and 2021, and 25.8% for the year ended December 31, 2022

The majority of the Group’s Russian subsidiaries were subject to statutory income tax at the rate of 20% for the years ended December 31, 2020, 2021 and 2022.

Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 15% dividend withholding tax, computed in accordance with the laws of the Russian Federation. The rate has increased starting in 2022 from 5% to 15% due to denunciation of the double tax treaty between Russia and Netherlands in June 2021 by the Russian government. Due to the so-called participation exemption, dividends distributed by the Group’s Russian subsidiaries to Yandex N.V. are exempt from income tax in the Netherlands.

Income tax provision for the years ended December 31, 2020, 2021 and 2022 consisted of the following:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Current tax expense - Russia	12,421	11,987	16,466	234.1
Current tax expense - Netherlands	38	218	549	7.8
Current tax expense - other	68	388	1,150	16.3
Total current tax expense	12,527	12,593	18,165	258.2
Deferred tax (benefit)/expense - Russia	1,219	(5,436)	4,654	66.2
Deferred tax (benefit)/expense - Netherlands	(738)	87	107	1.5
Deferred tax expense - other	185	186	(192)	(2.7)
Total deferred tax (benefit)/expense	666	(5,163)	4,569	65.0
Total income tax expense	13,193	7,430	22,734	323.2

The components of income/(loss) before income tax expense for the years ended December 31, 2020, 2021 and 2022 were as follows:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Income before income tax expense - Russia	40,332	14,520	80,299	1,141.6
Loss before income tax expense - Netherlands	(4,009)	(28,707)	(7,548)	(107.3)
Income/(loss) before income tax expense - other	220	6,964	(2,402)	(34.1)
Total income/(loss) before income tax expense	36,543	(7,223)	70,349	1,000.2

The amount of income tax expense that would result from applying the Dutch statutory income tax rate to income before income taxes reconciled to the reported amount of income tax expense was as follows for the years ended December 31, 2020, 2021 and 2022:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Expected expense/(income) at Dutch statutory income tax rate of 25.8% for 2022 (25% for 2021 and 2020)	9,136	(1,806)	18,150	258.0
Effect of:
Tax on inter-company dividends	936	(617)	2,171	30.9
Non-deductible share-based compensation	3,932	5,207	6,201	88.2
Other expenses not deductible for tax purposes	1,977	2,015	1,405	20.0
Accrual of unrecognized tax benefit	121	949	3,154	44.8
Equity method loss of Yandex Market	618	—	—	—
Effect of consolidation of Yandex Market	(4,807)	—	—	—
Effect of the revaluation of investment in ClickHouse	—	(871)	—	—
Effect of the contribution to a non-for-profit organization	—	374	—	—
Effect of the disposal of intecompany investments	—	(1,462)	—	—
Non-taxable effect of the News and Zen deconsolidation	—	—	(9,817)	(139.6)
Effect of change in tax rate	111	(269)	5,186	73.7
Difference in foreign tax rates	(2,244)	(1,754)	(5,999)	(85.3)
Change in valuation allowance	3,428	5,145	2,104	29.9
Other	(15)	519	179	2.6
Income tax expense	13,193	7,430	22,734	323.2

Movements in the valuation allowance were as follows:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Balance at the beginning of the period	(3,828)	(7,763)	(12,482)	(177.5)
Charged to expenses	(3,428)	(5,145)	(2,104)	(29.9)
Effect of adoption of ASU 2020-06	—	—	(1,330)	(18.9)
Foreign currency translation adjustment	(272)	(19)	768	10.9
Acquisition-related change	(1,094)	—	(1,568)	(22.3)
Other	859	445	1,938	27.6
Balance at the end of the period	(7,763)	(12,482)	(14,778)	(210.1)

As of December 31, 2021 and 2022, the Group included accrued interest and penalties related to unrecognized tax benefits, totaling RUB 367 and RUB 807 ($11.5), respectively, as a component of other accrued liabilities. The interest and penalties recorded as part of income tax expense in the years ended December 31, 2020, 2021 and 2022 resulted in expenses of RUB 24, RUB 209 and RUB 440 ($6.3), respectively. The Group does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

A reconciliation of the total amounts of unrecognized tax benefits for the years ended December 31, 2020, 2021 and 2022 was as follows:

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Balance at the beginning of the period	439	427	1,345	19.1
Increases related to prior years tax positions	53	633	1,099	15.6
Decreases related to prior years tax positions	(61)	(141)	(309)	(4.4)
Increases related to current year tax positions	105	426	3,328	47.3
Settlements	(109)	—	—	—
Balance at the end of the period	427	1,345	5,463	77.6

Temporary differences between the financial statement carrying amount and the tax bases of assets and liabilities and carryforwards gave rise to the following deferred tax assets and liabilities as of December 31, 2021 and 2022:

	2021	2022	2022
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	5,628	3,279	46.6
Net operating loss carryforward	17,740	18,144	258.0
Intangible assets	1,658	—	—
Property and equipment	454	840	11.9
Operating lease liabilities	6,956	2,442	34.7
Finance lease liabilities	3,364	3,362	47.8
Other	955	1,295	18.5
Total deferred tax asset	36,755	29,362	417.5
Valuation allowance	(12,482)	(14,778)	(210.1)
Total deferred tax asset, net of valuation allowance	24,273	14,584	207.4
Deferred tax liability
Convertible debt discount	(2,299)	—	—
Property and equipment	(2,829)	(2,883)	(41.0)
Intangible assets	(3,542)	(4,147)	(59.0)
Content assets	(1,213)	—	—
Unremitted earnings	(1,224)	(3,399)	(48.3)
Deferred expenses	(114)	(223)	(3.2)
Operating lease assets	(6,532)	(2,081)	(29.6)
Finance lease assets	(3,289)	(2,938)	(41.8)
Other	(595)	(482)	(6.8)
Total deferred tax liability	(21,637)	(16,153)	(229.7)
Net deferred tax (liability)/asset	2,636	(1,569)	(22.3)
Net deferred tax assets	5,625	3,904	55.5
Net deferred tax liabilities	(2,989)	(5,473)	(77.8)

As of December 31, 2022, the Company had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of RUB 1,934 ($27.5). Starting from January 1, 2022 NOLs for Dutch income tax purposes can be carried forward indefinitely. However, losses can only be fully deducted (on an annual basis) up to an amount of EUR 1 million plus 50% of the taxable profit that exceeds EUR 1 million.

As of December 31, 2022, the Group had NOLs for Russian income tax purposes of RUB 71,219 ($1,012.5) which have an indefinite term of carryforward. Russian income tax law also specifies that the annual tax base may be reduced by 50% maximum of tax losses carried forward for 2023-2024.

As of December 31, 2022, the Dutch entities of the Group (other than the Company) also had NOLs for Dutch income tax purposes of RUB 5,662 ($80.5).

NOLs for other jurisdictions income tax purposes amounted to RUB 8,750 ($124.4) as of December 31, 2022 related mainly to Israel.

The Group has not provided for dividend withholding taxes on the unremitted earnings of its principal Russian operating subsidiary as of December 31, 2022. As of December 31, 2022, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUB 183,229 ($2,605.0). The Group estimates that the amount of the unrecognized deferred tax liability related to these earnings is RUB 27,484 ($390.8).

The tax years 2020-2022 remain open for examination by the Russian tax authorities with respect to all Russian subsidiaries.

The tax years 2017-2022 remain open for examination by the Dutch tax authorities with respect to the Company.